Subordinated Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities
	Barclays Bank Group
	2020	2019
	£m	£m
As at 1 January	33,425	35,327
Issuances	3,856	6,785
Redemptions	(5,954)	(7,804)
Other	678	(883)
As at 31 December	32,005	33,425

	Barclays Bank Group
	2020	2019
	£m	£m
Undated subordinated liabilities	905	1,073
Dated subordinated liabilities	31,100	32,352
Total subordinated liabilities	32,005	33,425

Undated Subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities
Undated subordinated liabilities [a]		Barclays Bank Group
		2020	2019
	Initial call date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
Tier One Notes (TONs)
6% Callable Perpetual Core Tier One Notes	2032	17	16
6.86% Callable Perpetual Core Tier One Notes (USD 179m)	2032	205	203
Reserve Capital Instruments (RCIs)
5.3304% Step-up Callable Perpetual Reserve Capital Instruments	2036	56	53
Undated Notes
7.125% Undated Subordinated Notes	2020	-	165
6.125% Undated Subordinated Notes	2027	43	42
Junior Undated Floating Rate Notes (USD 38m)	Any interest payment date	28	29
Undated Floating Rate Primary Capital Notes Series 1 (USD 167m)	Any interest payment date	89	92
Undated Floating Rate Primary Capital Notes Series 2 (USD 295m)	Any interest payment date	186	191
Undated Floating Rate Primary Capital Notes Series 3	Any interest payment date	21	21
Bonds
9.25% Perpetual Subordinated Bonds (ex-Woolwich Plc)	2021	78	81
9% Permanent Interest Bearing Capital Bonds(GBP 40m)	At any time	44	44
Loans
5.03% Reverse Dual Currency Undated Subordinated Loan (JPY 8,000m)	2028	57	55
5% Reverse Dual Currency Undated Subordinated Loan (JPY 12,000m)	2028	83	81
Total undated subordinated liabilities		905	1,073

Note

a Instrument values are disclosed to the nearest million

Dated subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities

Dated subordinated liabilities[a]			Barclays Bank Group

			2020	2019
	Initial call date	Maturity date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
5.14% Lower Tier 2 Notes (USD 1,094m)		2020	-	832
6% Fixed Rate Subordinated Notes (EUR 1,500m)		2021	1,427	1,375
9.5% Subordinated Bonds (ex-Woolwich Plc)		2021	221	239
Subordinated Floating Rate Notes (EUR 100m)		2021	90	85
10% Fixed Rate Subordinated Notes		2021	2,108	2,157
10.179% Fixed Rate Subordinated Notes (USD 1,521m)		2021	1,101	1,123
Subordinated Floating Rate Notes (EUR 50m)		2022	45	43
6.625% Fixed Rate Subordinated Notes (EUR 1,000m)		2022	982	957
7.625% Contingent Capital Notes (USD 3,000m)		2022	1,189	2,453
Subordinated Floating Rate Notes (EUR 50m)		2023	45	42
5.75% Fixed Rate Subordinated Notes		2026	351	350
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	108	105
6.33% Subordinated Notes		2032	64	62
Subordinated Floating Rate Notes (EUR 68m)		2040	61	58
External issuances by other subsidiaries		2025	146	358
Barclays Bank PLC notes issued intra-group to Barclays PLC
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m)	2023	2028	1,388	1,309
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	119	116
5.20% Fixed Rate Subordinated Notes (USD 1,367m)		2026	1,069	1,036
4.836% Fixed Rate Subordinated Callable Notes (USD 1,200m)	2027	2028	973	944
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,300m)	2029	2030	1,049	994
5.25% Fixed Rate Subordinated Notes (USD 827m)		2045	660	651
4.95% Fixed Rate Subordinated Notes (USD 1,250m)		2047	960	849
Floating Rate Subordinated Notes (USD 456m)		2047	337	350
Barclays Bank PLC intra-group loans from Barclays PLC
Various Fixed Rate Subordinated Loans			9,563	7,548
Various Subordinated Floating Rate Loans			489	1,094
Various Fixed Rate Subordinated Callable Loans			5,838	5,225
Various Subordinated Floating Rate Callable Loans			500	1,997
Zero Coupon Callable Loans		2050	221	-
Total dated subordinated liabilities			31,100	32,352

Notes

a Instrument values are disclosed to the nearest million